Finance Income and Expenses - Summary of Net Effects relating to Derivative Financial Instruments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET EXCHANGE GAINS AND LOSSES
Exchange gains	€ 265	€ 782	€ 713
Exchange losses	(266)	(759)	(467)
Net exchange gains and losses	(1)	23	246
NET RESULT FROM DERIVATIVES
Income from fair value hedge derivatives	41	66	65
Charges from fair value hedge derivatives			(1)
Net result from fair value hedge derivatives	41	66	64
Positive effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	524	568	649
Negative effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	(446)	(489)	(548)
Net effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	78	79	101
Income from non-hedging derivatives	4	9	13
Charges from non-hedging derivatives	(9)	(22)	(64)
Net result from non-hedging derivatives	(5)	(13)	(51)
Net result from derivatives	114	132	114
Positive fair value adjustment to fair value hedge derivatives	50		50
Negative fair value adjustment to underlying financial assets and liabilities of fair value hedge derivatives	(53)		(45)
Net fair value adjustments	(3)		5
Positive fair value adjustments to underlying financial assets and liabilities of fair value hedge derivatives		95	173
Negative fair value adjustments to fair value hedge derivatives		(87)	(178)
Net fair value adjustments		8	(5)
Net fair value adjustment to fair value hedge derivatives and underlying	(3)	8
NET FAIR VALUE ADJUSTMENTS TO NON-HEDGING DERIVATIVES
Positive fair value adjustments to non-hedging derivatives	48	119	676
Negative fair value adjustments to non-hedging derivatives	(40)	(136)	(306)
Net fair value adjustments to non-hedging derivatives	€ 8	€ (17)	€ 370